Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of the domestic and foreign components
	Year ended December 31,
	2021	2020	2019
Domestic	$(58,092)	$(15,625)	$(25,607)
Foreign	—	—	—
Total	$(58,092)	$(15,625)	$(25,607)

Schedule of the reconciliation of the income tax benefit
	Year ended December 31,
	2021	2020	2019
Loss before income taxes, as reported in the consolidated statements of operations	$58,092	$15,625	$25,607
Statutory tax rate	23%	23%	23%

Income tax benefit at statutory tax rate	$(13,361)	$(3,594)	$(5,890)
Non-deductible expenses	6,096	358	156
Remeasurement of deferred taxes from currency exchange	209	(1,093)	(444)
Change in valuation allowance	7,023	4,316	6,162
Effect of other non-deductible differences	33	13	16
Reported income taxes benefit	$—	$—	$—

Schedule of the deferred tax assets
	December 31
	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$16,241	$11,201
Research and development	5,165	3,394
Employees and payroll accrual	365	176
Property and equipment	61	38
Total deferred tax assets	21,832	14,809
Valuation allowance	(21,832)	(14,809)
Deferred tax assets, net of valuation allowance	$—	$—